FAIR VALUE OF FINANCIAL INSTRUMENTS - Financial Instrument Classification (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Financial assets and other assets	$ 4,565	$ 4,424
Financial assets pledged as collateral	1,404	2,150
Disclosure of financial liabilities [line items]
Financial liabilities	13,758	18,907
Cash flow hedges
Disclosure of financial liabilities [line items]
Derivative financial assets	54	208
Derivative financial liabilities	6	42
FVTPL
Disclosure of financial liabilities [line items]
Financial liabilities	0	3
FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	48	70
Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	13,710	18,834
FVTPL
Disclosure of financial assets [line items]
Financial assets and other assets	9	20
FVOCI
Disclosure of financial assets [line items]
Financial assets and other assets	55	208
Amortized cost
Disclosure of financial assets [line items]
Financial assets and other assets	4,501	4,196
Accounts payable and other
Disclosure of financial liabilities [line items]
Financial liabilities	3,434	4,757
Accounts payable and other | FVTPL
Disclosure of financial liabilities [line items]
Financial liabilities	0	3
Accounts payable and other | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	48	70
Accounts payable and other | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	3,386	4,684
Non-recourse borrowings in subsidiaries of the company (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	8,823	12,913
Non-recourse borrowings in subsidiaries of the company (current and non-current) | FVTPL
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Non-recourse borrowings in subsidiaries of the company (current and non-current) | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Non-recourse borrowings in subsidiaries of the company (current and non-current) | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	8,823	12,913
Exchangeable and class B shares
Disclosure of financial liabilities [line items]
Financial liabilities	1,501	1,237
Exchangeable and class B shares | FVTPL
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Exchangeable and class B shares | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Exchangeable and class B shares | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	1,501	1,237
Provisions, decommissioning liabilities, deferred revenue, work in progress and post-employment benefits
Disclosure of financial liabilities [line items]
Financial liabilities	1,384	2,882
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets and other assets	772	736
Cash and cash equivalents | FVTPL
Disclosure of financial assets [line items]
Financial assets and other assets	0	0
Cash and cash equivalents | FVOCI
Disclosure of financial assets [line items]
Financial assets and other assets	0	0
Cash and cash equivalents | Amortized cost
Disclosure of financial assets [line items]
Financial assets and other assets	772	736
Accounts and other receivable, net (current and non-current)
Disclosure of financial assets [line items]
Financial assets and other assets	3,569	3,191
Accounts and other receivable, net (current and non-current) | FVTPL
Disclosure of financial assets [line items]
Financial assets and other assets	0	0
Accounts and other receivable, net (current and non-current) | FVOCI
Disclosure of financial assets [line items]
Financial assets and other assets	0	0
Accounts and other receivable, net (current and non-current) | Amortized cost
Disclosure of financial assets [line items]
Financial assets and other assets	3,569	3,191
Financial assets (current and non-current)
Disclosure of financial assets [line items]
Financial assets and other assets	224	497
Financial assets (current and non-current) | FVTPL
Disclosure of financial assets [line items]
Financial assets and other assets	9	20
Financial assets (current and non-current) | FVOCI
Disclosure of financial assets [line items]
Financial assets and other assets	55	208
Financial assets (current and non-current) | Amortized cost
Disclosure of financial assets [line items]
Financial assets and other assets	$ 160	$ 269